Credit Facility and Short-term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Summary of Contractual Obligations Under Short-term Debts
The following table summarizes our contractual obligations under short-term debt as at December 31, 2022.

	Payments Due By Period
Contractual Basis	Less than 1 year	Total

	($ in millions)
Short-term Debt Obligations	$300.0	$300.0
The Senior Notes obligation disclosed above does not include the $14.3 million annual interest payable associated with the Senior Notes.